ACQUISITION OF BUSINESSES - Scientific Games, LLC (“Scientific Games”) (Details) - USD ($) $ in Millions		9 Months Ended	12 Months Ended
	Apr. 04, 2022	Dec. 31, 2022	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Revenues			$ 57,385	[1]	$ 46,587	$ 37,635
Profit (loss)			(240)	[2]	(2,153)	(580)
Engineered components manufacturing
Disclosure of detailed information about business combination [line items]
Revenues			7,524		$ 4,457	$ 4,399
Scientific Games LLC
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in subsidiary	100.00%
Scientific Games LLC | Engineered components manufacturing
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 5,800
Goodwill	1,200
Intangible assets	4,000
Other net assets recognised as of acquisition date	562
Acquisition-related costs	$ 16
Revenues		$ 832	1,100
Profit (loss)		$ 32	$ 30

[1]	As adjusted to reflect the adoption of IFRS 17. See Note 2(x) for further details.
[2]	As adjusted to reflect the adoption of IFRS 17. See Note 2(x) for further details.